Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 21 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. Such restricted net assets amounted to approximately $78.4 million, or 36.8% of the Company’s total consolidated net assets, as of December 31, 2024. Based upon this percentage, the Company is required to disclose the financial information for the parent company.

No dividends have been paid to the parent Company for the periods presented. For the purpose of presenting parent only financial information, the Company records it investment in its subsidiaries under the equity method of accounting. Such investments are presented on the separate consolidated balance sheets as “Investment in Subsidiaries, VIEs and VIEs’ subsidiaries” and the income of the subsidiaries, VIEs and VIEs’ subsidiaries as “Share of Profit (Loss) in Subsidiaries, VIEs and VIEs’ subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not have any significant or other commitments, long-term obligations or guarantees as of December 31, 2024 and 2023.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a) Condensed parent company balance sheets:

	December 31, 2024	December 31, 2023
ASSETS:
Cash and cash equivalents	$6,108,783	$7,676,349
Due from intercompany and others	10,873,575	10,805,488
TOTAL CURRENT ASSETS	16,982,358	18,481,837
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	190,134,908	180,681,532
TOTAL ASSETS	$207,117,266	$199,163,369
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$354,586	$364,498
TOTAL CURRENT LIABILITIES	354,586	364,498
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 30,000,000 shares authorized, 4,725,096 and 4,017,596 shares issued and 4,538,358 and 3,952,198 shares outstanding as of December 31, 2024 and 2023 respectively.	47,251	40,176
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.		-
Treasury shares, at cost	(1,253,012)	(261,592)
Additional paid-in capital	139,712,207	130,535,082
Retained earnings	72,517,990	68,395,637
Statutory reserve	13,229,313	11,564,250
Accumulated other comprehensive loss	(17,491,069)	(11,474,682)
Total shareholders’ equity	206,762,680	198,798,871
Total liabilities and shareholders’ equity	$207,117,266	$199,163,369

*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

b) Condensed statements of comprehensive (loss) income

	For the year ended December 31,
	2024	2023	2022

Intercompany revenue		$-	$2,939,975
General and administrative	(9,953,175)	(474,664)	(1,421,470)
Other income (expense)	159,785	(67,815)	23,111
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	15,580,806	18,120,217	16,079,196
Net income	5,787,416	17,577,738	17,620,812
Foreign currency translation adjustment	(6,017,982)	(4,536,797)	(12,576,380)
Comprehensive (loss) income	(230,566)	13,040,941	5,044,432
Comprehensive loss attributable to non-controlling interests	1,595	65	6,231
Comprehensive income attributable to shareholders	$(228,971)	$13,041,006	$5,050,663

c) Condensed statement of cash flows

	For the year ended December 31,
	2024	2023	2022

Cash flows from operating activities:
Net income	$5,787,416	$17,577,738	$17,620,812
Adjustments to reconcile net income (loss) to net cash used in operating activities		-	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(15,580,806)	(18,120,217)	(16,079,196)
Shares-based compensation	9,184,200	31,808	310,630
Due from intercompany and others	-	-	(4,000,000)
Net cash used in operating activities	(609,190)	(510,671)	(2,147,754)

Cash flows from investing activity:
Payments made for investment in subsidiaries	97,124	(6,969,429)	(40,202,189)
Net cash provided by (used in) investing activities	97,124	(6,969,429)	(40,202,189)

Cash flows from financing activities:
Repayment of related party loans	-	(8,028,965)	(2,500,000)
Purchase of treasury shares	(1,055,500)	94,252	(355,844)
Net cash used in financing activities	(1,055,500)	(7,934,713)	(2,855,844)
Net (decrease) increase in cash and cash equivalents	(1,567,566)	(15,414,813)	(45,205,787)
Cash and cash equivalents at beginning of the year	7,676,349	23,091,162	68,296,949
Cash and cash equivalents at end of the year	$6,108,783	$7,676,349	$23,091,162

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.